Fair Value Measurements (Details 1) - Series D Preferred Stock [Member] - Fair Value, Inputs, Level 3 [Member] $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Balance at January 1, 2016	$ 6,529
Change in estimated fair value of Series D Preferred Stock derivative liability	8,694
Series D Preferred Stock conversions	(15,223)
Balance at December 31, 2016	$ 0